S000022057 [Member] Expense Example - Dodge & Cox Global Stock Fund	Dec. 31, 2024 USD ($)
Dodge & Cox Global Stock – Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Dodge & Cox Global Stock – Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	$ 709